Segment Information - Summary of Segment Statement of Operations (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of operating segments line items [Line Items]
Sales revenues	¥ 48,036,704	¥ 45,095,325	¥ 37,154,298
Selling, general and administrative	4,782,452	4,015,383	3,587,990
Operating income	4,795,586	5,352,934	2,725,025
Other income (loss), net	(43,497)	17,918	(78,109)
Income before income taxes	6,414,590	6,965,085	3,668,733
Income tax expense	1,624,835	1,893,665	1,175,765
Net income	4,789,755	5,071,421	2,492,967
Net income attributable to Toyota Motor Corporation	4,765,086	4,944,933	2,451,318
Net income attributable to Non-controlling interests	24,670	126,488	41,650
Net income (Consolidated) [Member]
Disclosure of operating segments line items [Line Items]
Net income	4,789,755	5,071,421	2,492,967
Net income attributable to Toyota Motor Corporation	4,765,086	4,944,933	2,451,318
Net income attributable to Non-controlling interests	24,670	126,488	41,650
Non-Financial Services Businesses [Member]
Disclosure of operating segments line items [Line Items]
Sales revenues	43,787,709	41,832,663	34,409,011
Cost of revenues	35,684,332	33,763,076	29,132,715
Selling, general and administrative	3,984,469	3,278,135	2,990,316
Operating income	4,118,908	4,791,453	2,285,980
Other income (loss), net	1,622,539	1,608,345	943,777
Income before income taxes	5,741,447	6,399,798	3,229,757
Income tax expense	1,446,627	1,741,885	1,040,864
Net income	4,294,820	4,657,913	2,188,893
Net income attributable to Toyota Motor Corporation	4,281,231	4,540,311	2,152,509
Net income attributable to Non-controlling interests	13,589	117,602	36,384
Non-Financial Services Businesses [Member] | Net income [Member]
Disclosure of operating segments line items [Line Items]
Net income	4,294,820	4,657,913	2,188,893
Financial Services Business [Member]
Disclosure of operating segments line items [Line Items]
Sales revenues	4,481,180	3,484,198	2,809,647
Cost of revenues	2,960,227	2,145,694	1,741,117
Selling, general and administrative	837,435	768,481	631,014
Operating income	683,519	570,023	437,516
Other income (loss), net	(10,309)	1,762	(5,013)
Income before income taxes	673,210	571,786	432,503
Income tax expense	178,000	151,785	134,903
Net income	495,210	420,000	297,600
Net income attributable to Toyota Motor Corporation	484,129	411,114	292,334
Net income attributable to Non-controlling interests	11,081	8,886	5,266
Financial Services Business [Member] | Elimination of net income [Member]
Disclosure of operating segments line items [Line Items]
Net income	(274)	(6,492)	6,475
Financial Services Business [Member] | Net income [Member]
Disclosure of operating segments line items [Line Items]
Net income	¥ 495,210	¥ 420,000	¥ 297,600